Consolidated Statements of Operations (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue
Expenses
Research and development	10,170,866	708,043	10,918,779
General and administrative	3,730,941	547,882	4,318,398
Loss from Operations	(13,901,807)	(1,255,925)	(15,237,177)
Other Expense
Other income (expense)	(105,952)		(105,952)
Interest expense	(203,789)	(22,619)	(226,408)
Total Other Expense	(309,741)	(22,619)	(332,360)
Loss Before Income Taxes	(14,211,548)	(1,278,544)	(15,569,537)
Income tax provision	2,095	1,308	3,403
Net Loss	$ (14,213,643)	$ (1,279,852)	$ (15,572,940)
Basic and diluted loss per share	$ (3.83)	$ (2.00)
Weighted average shares outstanding	3,711,885	640,364